Stock-based compensation plans - Summary of the Black Scholes Option Pricing Model (Detail)		12 Months Ended
		Mar. 31, 2024 yr ¥ / shares	Mar. 31, 2023 yr ¥ / shares	Mar. 31, 2022 yr ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at the grant date | ¥ / shares		¥ 12,898	¥ 11,389	¥ 14,361
Risk-free interest rate		2.23%	1.88%	0.60%
Expected lives | yr		5.61	5.46	5.33
Expected volatility	[1]	27.25%	26.55%	22.47%
Expected dividends		0.49%	0.47%	0.29%

[1]	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.